8. Share-based payments (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Issuance of common stock	60,000	60,000
Common Stock issued for services, Value	$ 332,090	$ 571,207	$ 602,507	$ 631,550
Intrinsic value of fully-vested common stock warrants			1,059,248
Recognized expense	$ 9,856	$ 24,877	64,540
Unrecognized expense			$ 1,165,000
Options vested				1,000,000
Options exercisable			1,000,000
UPT management agreement [Member]
Fair value of unearned shares of common stock			$ 117,000
Investor relations agreement [Member]
Recorded expense			$ 61,200	$ 91,800
Nonemployee Common stock warrants - Fully-vested [Member]
Fully-vested common stock warrants granted				1,059,248
Financing advisory services [Member]
Recognized expense				$ 200,379
Fair value of warrants				$ 352,000
Employee stock options Fully-vested [Member]
Fully-vested common stock warrants granted				7,950,000
Nonemployee Common stock [Member]
Common Stock issued for services, Shares			175,000	445,000
Common Stock issued for services, Value			$ 31,300	$ 539,750
Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants under the service condition vested			240,000	120,000
Recognized expense			$ 52,056	$ 64,540
Unrecognized expense			119,019
Employee stock options Market price-based [Member]
Unrecognized cost			$ 4,254,000